Discontinued Operations - Schedule of Condensed Consolidated Financial Statements and Statements of Operations for Discontinued Operations (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable, net						$ 334,275
Prepaid expenses and other						1,619
Total current assets						335,894
Total assets						335,894
Accounts payable						409,053
Accounts payable - related party						3,700
Accrued expenses and other liabilities						27,992
Total current liabilities						440,745
Total liabilities						440,745
Revenues				$ 1,491,253	1,491,253	4,498,499
Cost of revenues				1,114,269	1,114,269	3,438,556
Gross profit				376,984	376,984	1,059,943
Operating expenses				1,058,410	1,058,410	959,564
Income from discontinued operations				(681,426)	(681,426)	100,379
Loss on disposal of discontinued operations
Income from discontinued operations, net of income taxes				$ (681,426)	$ (681,426)	$ 100,379